Investments in Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2013	Oct. 04, 2006
Total Investment	$ 23,854	$ 19,010
Total Assets of the Partnership	110,029	55,306
Net Loss of the Partnership	(1,273)	(188)
Company's share of Net Loss of the Partnership	(978)	(145)	$ (128)
Cash	352	61
Cash held in escrow	13	3,420
Amortizable Debt costs	1,179	1,593
Investments in real estate, net	108,485	50,232
Other liabilities	5,222	6,969
Long-term debt	63,495	17,000
Capital - FRP Holdings	23,854	19,010
Capital - Third parties	17,458	12,327
Total liabilities and capital	$ 110,029	$ 55,306
Riverfront I Joint Venture
Ownership percent	77.14%	76.91%		76.91%
Total Investment	$ 11,261	$ 11,517
Total Assets of the Partnership	85,106	40,970
Net Loss of the Partnership	(1,193)	(108)
Company's share of Net Loss of the Partnership	(938)	(105)
Cash	297	47
Cash held in escrow	13	3,420
Amortizable Debt costs	1,179	1,593
Investments in real estate, net	83,617	35,910
Other liabilities	5,140	6,905
Long-term debt	63,495	17,000
Capital - FRP Holdings	11,261	11,517
Capital - Third parties	5,210	5,548
Total liabilities and capital	85,106	40,970
Revenue	127	0	0
Cost of operations	1,040	108	89
Operating profit	(913)	(108)	(89)
Interest expense	(280)	0	0
Net loss of the Partnership	$ (1,193)	$ (108)	$ (89)
Brooksville Joint Venture
Ownership percent	50.00%	50.00%			50.00%
Total Investment	$ 7,496	$ 7,493
Total Assets of the Partnership	14,350	14,336
Net Loss of the Partnership	(80)	(80)
Company's share of Net Loss of the Partnership	(40)	(40)
Cash	35	14
Investments in real estate, net	14,315	14,322
Other liabilities	65	64
Capital - FRP Holdings	7,496	7,493
Capital - Third parties	6,789	6,779
Total liabilities and capital	$ 14,350	$ 14,336
BC FRP Realty Joint Venture
Ownership percent	50.00%
Total Investment	$ 5,097
Total Assets of the Partnership	10,573
Cash	20
Investments in real estate, net	10,553
Other liabilities	17
Capital - FRP Holdings	5,097
Capital - Third parties	5,459
Total liabilities and capital	10,573
BC FRP Realty Joint Venture
Net Loss of the Partnership	0
Company's share of Net Loss of the Partnership	$ 0